united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Fair Value

	COMMON STOCKS - 85.2%
	APPAREL - 3.2%
11,914	Ralph Lauren Corp.	$ 945,138

	AUTO PARTS & EQUIPMENT - 1.4%
11,063	Allison Transmission Holdings, Inc.	398,047

	BANKS - 9.7%
6,003	Bank of Hawaii Corp.	507,013
8,372	Commerce Bancshares, Inc.	494,116
14,237	East West Bancorp, Inc.	770,506
62,031	TCF Financial Corp.	1,079,339
		2,850,974
	BEVERAGES - 0.3%
1,886	Brown-Forman Corp.	91,961

	BIOTECHNOLOGY - 1.5%
6,785	Seattle Genetics, Inc. *	445,435

	CHEMICALS - 0.7%
437	NewMarket Corp.	190,397

	COMMERCIAL SERVICES - 2.3%
8,602	Macquarie Infrastructure Corp.	661,838

	COMPUTERS - 3.4%
16,767	Cognizant Technology Solutions Corp. *	993,780

	DIVERSIFIED FINANCIAL SERVICES - 13.9%
21,551	Eaton Vance Corp.	1,004,923
38,065	Federated Investors, Inc.	1,034,226
11,546	Legg Mason, Inc.	435,515
58,604	Santander Consumer USA Holdings, Inc. *	866,167
59,777	SLM Corp. *	716,726
		4,057,557
	ELECTRIC - 2.6%
65,849	AES Corp.	758,581

	ELECTRONICS - 4.5%
14,053	Arrow Electronics, Inc. *	1,014,627
8,901	National Instruments Corp.	286,968
		1,301,595
	ENTERTAINMENT - 0.8%
5,566	Cinemark Holdings, Inc.	233,048

	ENVIRONMENTAL CONTROL - 0.6%
3,082	Clean Harbors, Inc. *	178,633

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
Shares		Fair Value

	HEALTHCARE-PRODUCTS - 5.1%
76,774	OPKO Health, Inc. *	$ 644,134
29,693	QIAGEN NV	845,063
		1,489,197
	HEALTHCARE-SERVICES - 2.3%
35,466	Tenet Healthcare Corp. *	684,494

	HOME FURNISHINGS - 4.0%
6,302	Leggett & Platt, Inc.	309,932
18,515	Tempur Sealy International, Inc. *	855,208
		1,165,140
	INTERNET - 4.1%
41,285	FireEye, Inc. *	464,869
10,005	IAC/InterActiveCorp. *	739,770
		1,204,639
	MACHINERY-DIVERSIFIED - 4.4%
4,991	IDEX Corp.	460,120
5,520	Rockwell Automation, Inc.	834,072
		1,294,192
	MEDIA - 1.4%
7,797	John Wiley & Sons, Inc.	407,003

	MISCELLANEOUS MANUFACTURING - 1.1%
3,151	Carlisle Cos, Inc.	325,498

	OIL & GAS - 6.8%
32,844	Diamond Offshore Drilling, Inc. *	553,093
50,899	Frank's International NV	620,968
29,946	Range Resources Corp.	827,109
		2,001,170
	PACKAGING & CONTAINERS - 2.0%
6,302	Packaging Corp of America	582,494

	RETAIL - 1.1%
2,415	Best Buy Co., Inc.	106,574
15,893	Wendy's Co.	221,548
		328,122
	SOFTWARE - 5.4%
1,794	Electronic Arts, Inc. *	155,181
19,734	Manhattan Associates, Inc. *	989,660
759	MSCI, Inc.	71,794
6,739	Tableau Software, Inc. *	355,415
		1,572,050
	TELECOMMUNICATIONS - 2.6%
29,371	ARRIS International PLC *	757,772

	TOTAL COMMON STOCKS (Cost $24,507,868)	24,918,755

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017
	Shares		Fair Value

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.1%
	67,413	Colony NorthStar, Inc.	$ 989,623
	17,043	CoreCivic, Inc.	574,349
	851	CubeSmart	23,190
	2,093	Empire State Realty Trust, Inc.	45,648
	51,221	Host Hotels & Resorts, Inc.	921,466
	5,175	Kimco Realty Corp.	125,494
	2,415	Vornado Realty Trust	265,336
		TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,824,747)	2,945,106

		TOTAL INVESTMENTS - 95.3% (Cost $27,332,615) (a)	$ 27,863,861
		OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%	1,390,595
		TOTAL NET ASSETS - 100.0%	$ 29,254,456

ETF - Exchange Traded Fund
*	Non-Income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,332,615 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 930,697
		Unrealized Depreciation:	(399,451)
		Net Unrealized Appreciation:	$ 531,246

QuantX Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 98.5%
		DEBT FUND - 9.9%
	55,413	iShares 7-10 Year Treasury Bond ETF	$ 5,854,383

		ASSET ALLOCATION FUNDS - 88.6%
	192,935	iShares MSCI EAFE ETF	11,641,698
	1,141,301	QuantX Dynamic Beta US Equity ETF #	29,033,100
	50,525	SPDR S&P 500 ETF Trust	11,947,647
			52,622,445
		TOTAL EXCHANGE TRADED FUNDS (Cost $57,455,129)	58,476,828

		TOTAL INVESTMENTS - 98.5% (Cost $57,455,129) (a)	$ 58,476,828
		OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	874,020
		TOTAL NET ASSETS - 100.0%	$ 59,350,848

ETF - Exchange Traded Fund
#	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $57,455,129 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$ 1,021,699
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 1,021,699

QuantX Risk Managed Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2017
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 93.2%
		ASSET ALLOCATION FUND - 12.3%
	29,376	SPDR Bloomberg Barclays Convertible Securities ETF	$ 1,405,935

		DEBT FUNDS - 29.3%
	5,247	iShares 7-10 Year Treasury Bond ETF	554,346
	17,361	iShares iBoxx $ High Yield Corporate Bond ETF	1,532,803
	6,156	iShares JP Morgan USD Emerging Markets Bond ETF	699,075
	7,263	iShares US Preferred Stock ETF	281,078
	11,808	PowerShares Senior Loan Portfolio	275,953
			3,343,255
		EQUITY FUNDS - 51.6%
	42,732	Alerian MLP ETF	549,533
	29,889	Global X SuperDividend ETF	642,315
	20,961	iShares International Select Dividend ETF	643,503
	38,007	iShares Mortgage Real Estate Capped ETF	1,712,215
	38,133	PowerShares S&P 500 BuyWrite Portfolio	837,401
	8,469	Vanguard High Dividend Yield ETF	664,393
	29,727	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	836,220
			5,885,580
		TOTAL EXCHANGE TRADED FUNDS (Cost $10,501,321)	10,634,770

		TOTAL INVESTMENTS - 93.2% (Cost $10,501,321) (a)	$ 10,634,770
		OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8%	770,591
		TOTAL NET ASSETS - 100.0%	$ 11,405,361

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,501,321 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 149,589
		Unrealized Depreciation:	(16,140)
		Net Unrealized Appreciation:	$ 133,449

QuantX Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 91.0%
	COMMODITY FUND - 21.8%
872,905	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 14,987,779

	DEBT FUND - 17.1%
63,415	iShares 7-10 Year Treasury Bond ETF	6,699,795
28,930	iShares iBoxx $ High Yield Corporate Bond ETF	2,554,230
22,550	iShares JP Morgan USD Emerging Markets Bond ETF	2,560,778
		11,814,803
	EQUITY FUNDS - 52.1%
112,695	Energy Select Sector SPDR Fund	8,044,169
360,525	Financial Select Sector SPDR Fund	8,847,284
47,465	Guggenheim S&P 500 Equal Weight ETF	4,326,435
22,880	iShares Cohen & Steers REIT ETF	2,353,894
37,675	SPDR S&P500 ETF Trust	8,909,007
121,110	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund #	3,406,824
		35,887,613
	TOTAL EXCHANGE TRADED FUNDS (Cost $62,375,060)	62,690,195

	TOTAL INVESTMENTS - 91.0% (Cost $62,375,060) (a)	$ 62,690,195
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.0%	6,212,936
	TOTAL NET ASSETS - 100.0%	$ 68,903,131

ETF - Exchange Traded Fund
#	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,375,060 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 896,108
	Unrealized Depreciation:	(580,973)
	Net Unrealized Appreciation:	$ 315,135

QuantX Risk Managed Real Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2017
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 92.7%
	COMMODITY FUND - 14.8%
84,576	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	$ 1,452,170

	DEBT FUND - 25.1%
21,512	iShares TIPS Bond ETF	2,466,351

	EQUITY FUNDS - 52.8%
49,176	Energy Select Sector SPDR Fund	3,510,183
23,344	Materials Select Sector SPDR Fund	1,219,724
19,784	VanEck Vectors Gold Miners ETF	452,064
		5,181,971
	TOTAL EXCHANGE TRADED FUNDS (Cost $9,268,915)	9,100,492

	EXCHANGE TRADED NOTE - 4.5%
13,472	JPMorgan Alerian MLP Index ETN	441,477
	TOTAL EXCHANGE TRADED NOTE (Cost $454,983)

	TOTAL INVESTMENTS - 97.2% (Cost $9,723,898) (a)	$ 9,541,969
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%	274,201
	TOTAL NET ASSETS - 100.0%	$ 9,816,170

ETF - Exchange Traded Fund
ETN - Exchange Traded Note
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,723,898 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 19,307
	Unrealized Depreciation:	(201,236)
	Net Unrealized Depreciation:	$ (181,929)

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2017 for the Fund's assets and liabilities measured at fair value:

QuantX Dynamic Beta US Equity ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,918,755	$ -	$ -	$ 24,918,755
Real Estate Investment Trusts (REITs)	2,945,106	-	-	2,945,106
Total	$ 27,863,861	$ -	$ -	$ 27,863,861

QuantX Risk Managed Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 58,476,828	$ -	$ -	$ 58,476,828
Total	$ 58,476,828	$ -	$ -	$ 58,476,828

QuantX Risk Managed Multi-Asset Income ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,634,770	$ -	$ -	$ 10,634,770
Total	$ 10,634,770	$ -	$ -	$ 10,634,770

QuantX Risk Managed Multi-Asset Total Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 62,690,195	$ -	$ -	$ 62,690,195
Total	$ 62,690,195	$ -	$ -	$ 62,690,195

QuantX Risk Managed Real Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 9,100,492	$ -	$ -	$ 9,100,492
Exchange Traded Note	$ 441,477	$ -	$ -	$ 441,477
Total	$ 9,541,969	$ -	$ -	$ 9,541,969

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

Underlying Investment in Other Investment Companies
The QuantX Risk Managed Growth ETF currently seeks to achieve its investment objective by investing a portion of its assets in the QuantX Dynamic Beta US Equity ETF.  The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Security. The financial statements of the Quantx Dynamic Beta US Equity ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2017, the percentage of the QuantX Risk Managed Growth ETF’s net assets invested in the QuantX Dynamic Beta US Equity ETF was 48.9%.

The QuantX Risk Managed Real Return ETF currently seeks to achieve its investment objective by investing a portion of its assets in the Energy Select Sector SPDR Fund and the iShares TIPS Bond ETF.  The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities. The financial statements of the Energy Select Sector SPDR Fund and the iShares TIPS Bond ETF, including the portfolio of investments, can be found on the respective websites, www.us.spdrs.com and www.ishares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2017, the percentage of the QuantX Risk Managed Real Return ETF’s net assets invested in the Energy Select Sector SPDR Fund and the iShares TIPS Bond ETF was 35.8% and 25.1%, respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 7/11/2017

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 7/11/2017